Tax matters - Net deferred tax assets and liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax matters
Presented as deferred tax assets	$ 24,662	$ 18,111
Presented as deferred tax liabilities	(213)	(506)
Net	$ 24,449	$ 17,605	$ 17,900